Offerings - Offering: 1	Sep. 16, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	2,750,000
Proposed Maximum Offering Price per Unit	5.145
Maximum Aggregate Offering Price	$ 14,148,750.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,166.17
Offering Note	(1) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of common stock that become issuable pursuant to those convertible promissory notes in the aggregate principal face amount of $2,750,000 (the "Convertible Notes") issued or issuable by Universal Safety Products, Inc. (the "Company") to SJC Lending, LLC (the "Selling Stockholder") pursuant to that certain securities purchase agreement by and between the Company and the Selling Stockholder dated as of August 13, 2025 (the "Purchase Agreement"), as amended by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of the Company's common stock ("Common Stock"), as applicable. (2) Represents shares of Common Stock issuable upon conversion of the Convertible Notes to be sold by the Company to the Selling Stockholder pursuant to the Purchase Agreement. (3) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based upon the average of the high and low prices of the Common Stock, as reported on the NYSE American on September 10, 2025, which date is within five business days prior to the filing of this registration statement.